Lease Liabilities	9 Months Ended
Sep. 30, 2020
Lease liabilities [abstract]
Lease Liabilities
10.	Lease liabilities

	Nine months ended	Year ended
	September 30, 2020	December 31, 2019
	$	$
Balance – Beginning of period	903	1,522
Interest paid as charged to comprehensive income (loss) as other finance costs	(17)	(66)
Payment against lease liabilities	(248)	(614)
Modification of lease liability	(463)	—
Impact of foreign exchange rate changes	26	61
Balance – End of period	201	903
Current lease liabilities	125	648
Non-current lease liabilities	76	255

Effective March 31, 2020, the Company and its landlord mutually agreed to modify its existing building lease agreement for its German subsidiary, extended the lease term for its portion of the reduced space from April 30, 2021 to March 31, 2022 and, retained one sub-lessee until April 30, 2021.

On May 5, 2020, the sub-lessee terminated its lease with the Company effective April 30, 2020. Concurrent with this termination, the Company was able to renegotiate a further reduction in leased square footage with the landlord, which resulted in a lease modification and a resulting gain of $34 which was recorded in the condensed interim consolidated statements of comprehensive loss.